General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses Abstract
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 15 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Payroll and related benefits (including share-based compensation)	1,403	965	833
Professional services	2,440	611	347
Others	282	138	92
	4,125	1,714	1,272